UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21371
                                                     ---------

                              Phoenix Adviser Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)



            Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,           John H. Beers, Esq.
  Counsel and Secretary for Registrant          Vice President and Counsel
    Phoenix Life Insurance Company            Phoenix Life Insurance Company
           One American Row                          One American Row
        Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                              [LOGO OMITTED]
                                                                 PHOENIX

--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT


Phoenix Focused Value Fund
Phoenix Foreign Opportunities Fund







                                               WOULDN'T YOU RATHER HAVE THIS
                                               DOCUMENT E-MAILED TO YOU?
                                               ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:             |                   |  SIGN UP FOR E-DELIVERY AT
PHOENIX ADVISER TRUST   |  August 31, 2007  |  PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED           NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS

Message from the President .......................................    1
Glossary .........................................................    2
Disclosure of Fund Expenses ......................................    3
Phoenix Focused Value Fund .......................................    4
Phoenix Foreign Opportunities Fund ...............................    9
Notes to Financial Statements ....................................   16




--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Adviser Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended August 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.
      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.
      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.
      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.
      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.
      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward
------------------------------------
George R. Aylward
President, PhoenixFunds
SEPTEMBER 2007

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FHLB (FEDERAL HOME LOAN BANK)

FHLMC (FEDERAL HOME LOAN MORTGAGE CORPORATION)

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

VIRT-X EXCHANGE
Pan-European Blue Chip Stock Exchange.

PHOENIX ADVISER TRUST


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF MARCH 1, 2007 TO AUGUST 31, 2007)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder in a Phoenix Adviser Trust fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in one of the funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
     The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending                     Expenses
                         Account         Account       Annualized      Paid
                          Value           Value          Expense      During
                      March 1, 2007   August 31, 2007     Ratio       Period*
--------------------------------------------------------------------------------
FOCUSED VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ..........     $1,000.00         $1,008.30        1.26%       $ 6.36
Class C ..........      1,000.00          1,004.90        2.01         10.13

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ..........      1,000.00          1,018.72        1.26          6.41
Class C ..........      1,000.00          1,014.90        2.01         10.23
--------------------------------------------------------------------------------
FOREIGN OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class I ..........     $1,000.00         $1,059.60        1.12%       $ 5.80
Class A ..........      1,000.00          1,058.50        1.36          7.04
Class C ..........      1,000.00          1,054.90        2.12         10.95

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I ..........      1,000.00          1,019.44        1.12          5.70
Class A ..........      1,000.00          1,018.21        1.36          6.92
Class C ..........      1,000.00          1,014.34        2.12         10.79

* Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
  (184) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

  You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

PHOENIX FOCUSED VALUE FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            8/31/07
--------------------------------------------------------------------------------


As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Consumer Staples                             44%
Financials                                   24
Consumer Discretionary                        9
Health Care                                   8
Industrials                                   2
Other (includes short-term investments)      13



                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2007
                                  (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
DOMESTIC COMMON STOCKS--74.8%

AIR FREIGHT & LOGISTICS--2.4%
United Parcel Service, Inc. Class B ............          15,220     $ 1,154,589

APPAREL RETAIL--2.0%
TJX Cos., Inc. (The) ...........................          31,390         957,081

BROADCASTING & CABLE TV--2.6%
Entercom Communications Corp. Class A ..........          35,905         764,776
Saga Communications, Inc. Class A(b) ...........          68,925         496,260
                                                                     -----------
                                                                       1,261,036
                                                                     -----------
DIVERSIFIED BANKS--4.9%
Wachovia Corp. .................................          24,702       1,209,904
Wells Fargo & Co. ..............................          32,235       1,177,867
                                                                     -----------
                                                                       2,387,771
                                                                     -----------
DRUG RETAIL--2.0%
Walgreen Co. ...................................          21,900         987,033

HOMEFURNISHING RETAIL--1.5%
Bed Bath & Beyond, Inc.(b) .....................          21,130         731,943

HOUSEHOLD PRODUCTS--8.8%
Colgate-Palmolive Co. ..........................          25,505       1,691,492
Procter & Gamble Co. (The) .....................          39,345       2,569,622
                                                                     -----------
                                                                       4,261,114
                                                                     -----------
HYPERMARKETS & SUPER CENTERS--2.4%
Wal-Mart Stores, Inc. ..........................          26,990       1,177,574

MANAGED HEALTH CARE--3.8%
UnitedHealth Group, Inc. .......................          36,755       1,838,118


                                                          SHARES        VALUE
                                                        ----------   -----------
MULTI-LINE INSURANCE--6.3%
American International Group, Inc. .............          46,105      $3,042,930

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp. ..........................          14,160         717,629

PACKAGED FOODS & MEATS--6.2%
General Mills, Inc. ............................          23,386       1,306,810
Kellogg Co. ....................................          30,915       1,698,161
                                                                     -----------
                                                                       3,004,971
                                                                     -----------
PHARMACEUTICALS--4.0%
Johnson & Johnson ..............................          30,965       1,913,327

PROPERTY & CASUALTY INSURANCE--4.0%
AMBAC Financial Group, Inc. ....................          15,616         980,997
Berkshire Hathaway, Inc. Class A(b) ............               8         947,120
                                                                     -----------
                                                                       1,928,117
                                                                     -----------
PUBLISHING--1.0%
Gannett Co., Inc. ..............................           9,900         465,300

REGIONAL BANKS--1.9%
Fifth Third Bancorp ............................          24,975         891,358

SOFT DRINKS--7.4%
Coca-Cola Co. (The) ............................          26,425       1,421,136
PepsiCo, Inc. ..................................          31,695       2,156,211
                                                                     -----------
                                                                       3,577,347
                                                                     -----------
SPECIALIZED CONSUMER SERVICES--1.6%
Block (H&R), Inc. ..............................          38,215         758,186



                       See Notes to Financial Statements

Phoenix Focused Value Fund


                                                          SHARES        VALUE
                                                        ----------   -----------
THRIFTS & MORTGAGE FINANCE--5.5%
Fannie Mae .....................................          14,044     $   921,427
Freddie Mac ....................................          27,968       1,723,108
                                                                     -----------
                                                                       2,644,535
                                                                     -----------
TOBACCO--5.0%
Altria Group, Inc. .............................          34,794       2,415,051
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $33,775,501) ..................                      36,115,010
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--13.5%

DISTILLERS & VINTNERS--3.2%
Diageo plc Sponsored ADR (United Kingdom) ......          18,395       1,571,301

PACKAGED FOODS & MEATS--4.8%
Nestle S.A. Sponsored ADR (Switzerland) ........          21,230       2,308,276

SPECIALTY STORES--1.0%
Signet Group plc Sponsored ADR
(United Kingdom) ...............................          24,645         473,677

TOBACCO--4.5%
British American Tobacco plc
Sponsored ADR (United Kingdom) .................          33,080       2,199,820
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,719,574) ...................                       6,553,074
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--88.3%
(IDENTIFIED COST $38,495,075) ..................                      42,668,084
--------------------------------------------------------------------------------

                                                       PAR VALUE
                                                         (000)        VALUE
                                                       ----------  -----------
SHORT-TERM INVESTMENTS--13.3%

FEDERAL AGENCY SECURITIES(d)--13.3%
FHLB 4.20%, 9/4/07 .............................          $2,155  $ 2,154,246
FHLB 4.95%, 9/14/07 ............................           2,260    2,255,960
FHLMC 4.60%, 9/7/07 ............................           2,000    1,998,467
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,408,673) ...................                    6,408,673
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.6%
(IDENTIFIED COST $44,903,748) ..................                   49,076,757(a)

Other assets and liabilities, net--(1.6)% ......                     (781,216)
                                                                  -----------
NET ASSETS--100.0% .............................                  $48,295,541
                                                                  ===========




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,146,432 and gross depreciation of $1,404,177 for federal income tax purposes. At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $45,334,502.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.


                        See Notes to Financial Statements
                                                                               5

Phoenix Focused Value Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $44,903,748)                                      $49,076,757
Cash                                                                       1,688
Receivables
  Dividends                                                               88,541
  Fund shares sold                                                         6,583
Prepaid expenses                                                          11,945
Other assets                                                              10,567
                                                                     -----------
  Total assets                                                        49,196,081
                                                                     -----------
LIABILITIES
Payables
  Investment securities purchased                                        742,350
  Fund shares repurchased                                                 80,212
  Transfer agent fee                                                      16,462
  Distribution and service fees                                           12,126
  Trustee deferred compensation plan                                      10,567
  Administration fee                                                       3,936
  Investment advisory fee                                                    577
  Trustees' fee                                                               60
  Other accrued expenses                                                  34,250
                                                                     -----------
  Total liabilities                                                      900,540
                                                                     -----------
NET ASSETS                                                           $48,295,541
                                                                     ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $41,613,662
Undistributed net investment income                                      393,730
Accumulated net realized gain                                          2,115,140
Net unrealized appreciation                                            4,173,009
                                                                     -----------
NET ASSETS                                                           $48,295,541
                                                                     ===========
CLASS A
Net asset value per share (net assets/shares outstanding)                 $19.46
Offering price per share $19.46/(1-5.75%)                                 $20.65
Shares of beneficial interest outstanding, $0.001 par value,
  unlimited authorization                                              2,318,349
Net Assets                                                           $45,109,313

CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share                                                $18.75
Shares of beneficial interest outstanding, $0.001 par value,
  unlimited authorization                                                169,948
Net Assets                                                           $ 3,186,228



                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED AUGUST 31, 2007
                                  (UNAUDITED)


INVESTMENT INCOME
Dividends                                                            $  618,762
Interest                                                                146,662
Foreign taxes withheld                                                   (7,983)
                                                                     ----------
  Total investment income                                               757,441
                                                                     ----------
EXPENSES
Investment advisory fee                                                 207,541
Service fees, Class A                                                    64,868
Distribution and service fees, Class C                                   17,251
Administration fee                                                       23,601
Transfer agent                                                           63,141
Professional                                                             17,237
Printing                                                                 15,887
Registration                                                             15,176
Custodian                                                                 7,197
Trustees                                                                  2,457
Miscellaneous                                                             4,595
                                                                     ----------
  Total expenses                                                        438,951
Less expenses reimbursed by investment adviser                          (76,844)
Custodian fees paid indirectly                                             (431)
                                                                     ----------
  Net expenses                                                          361,676
                                                                     ----------
NET INVESTMENT INCOME (LOSS)                                            395,765
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               2,267,932
Net change in unrealized appreciation (depreciation)
  on investments                                                     (2,216,571)
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                                           51,361
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $  447,126
                                                                     ==========


                        See Notes to Financial Statements

Phoenix Focused Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                    Six Months
                                                       Ended
                                                   August 31, 2007     Year Ended
                                                    (Unaudited)     February 28, 2007
                                                    -----------     -----------------
FROM OPERATIONS
  Net investment income (loss)                      $   395,765        $   652,748
  Net realized gain (loss)                            2,267,932          3,349,314
  Net change in unrealized appreciation
    (depreciation)                                   (2,216,571)         1,993,882
                                                    -----------        -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                     447,126          5,995,944
                                                    -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                             --           (632,518)
  Net investment income, Class C                             --            (22,265)
  Net realized short-term gains, Class A               (439,189)          (441,358)
  Net realized short-term gains, Class C                (29,066)           (29,478)
  Net realized long-term gains, Class A                (262,987)        (2,905,893)
  Net realized long-term gains, Class C                 (17,405)          (195,932)
                                                    -----------        -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS
    TO SHAREHOLDERS                                    (748,647)        (4,227,444)
                                                    -----------        -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from shares sold (365,347 and
    214,969 shares, respectively)                     7,199,289          4,223,855
  Net asset value of shares issued from
    reinvestment of distributions (31,476
    and 200,821 shares, respectively)                   623,231          3,900,905
  Cost of shares repurchased (660,796
    and 801,256 shares, respectively)               (12,939,527)       (15,615,689)
                                                    -----------        -----------
Total                                                (5,117,007)        (7,490,929)
                                                    -----------        -----------
CLASS C
  Proceeds from shares sold (4,873 and 11,112
    shares, respectively)                                94,032            211,825
  Net asset value of shares issued
    from reinvestment of distributions
    (2,430 and 13,138 shares, respectively)              46,442            247,675
  Cost of shares repurchased (19,748 and 41,668
    shares, respectively)                              (379,756)          (772,829)
                                                    -----------        -----------
Total                                                  (239,282)          (313,329)
                                                    -----------        -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                               (5,356,289)        (7,804,258)
                                                    -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS              (5,657,810)        (6,035,758)

NET ASSETS
  Beginning of period                                53,953,351         59,989,109
                                                    -----------        -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME AND DISTRIBUTIONS IN
    EXCESS OF NET INVESTMENT INCOME OF
    $393,730 AND $(2,035), RESPECTIVELY)            $48,295,541        $53,953,351
                                                    ===========        ===========


                       See Notes to Financial Statements

Phoenix Focused Value Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                        ---------------------------------------------------------------------------------
                                           SIX MONTHS                                    FOR THE PERIOD
                                             ENDED            YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004     YEAR ENDED
                                         AUGUST 31, 2007  -----------------------------  TO FEBRUARY 29,    DECEMBER 31,
                                          (UNAUDITED)      2007        2006       2005       2004               2003
Net asset value, beginning of period        $19.56        $18.97      $20.74     $22.69     $21.82             $18.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.15(5)       0.24(5)     0.12(5)    0.03         --(2)            0.03
  Net realized and unrealized gain (loss)     0.02          1.90        0.19       0.48       0.87               4.47
                                            ------        ------      ------     ------     ------             ------
    TOTAL FROM INVESTMENT OPERATIONS          0.17          2.14        0.31       0.51       0.87               4.50
                                            ------        ------      ------     ------     ------             ------
LESS DISTRIBUTIONS
  Dividends from net investment income          --         (0.25)      (0.15)        --         --                 --
  Distributions from net realized gains      (0.27)        (1.30)      (1.93)     (2.46)        --              (1.32)
                                            ------        ------      ------     ------     ------             ------
    TOTAL DISTRIBUTIONS                      (0.27)        (1.55)      (2.08)     (2.46)        --              (1.32)
                                            ------        ------      ------     ------     ------             ------
  Payment by affiliate(6)                       --            --          --        --(2)       --                 --
                                            ------        ------      ------     ------     ------             ------
Change in net asset value                    (0.10)         0.59       (1.77)     (1.95)      0.87               3.18
                                            ------        ------      ------     ------     ------             ------
NET ASSET VALUE, END OF PERIOD              $19.46        $19.56      $18.97     $20.74     $22.69             $21.82
                                            ======        ======      ======     ======     ======             ======
Total return(1)                              0.83%(4)      11.44%       1.65%      2.45%      3.99 %(4)         24.54 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $45,109       $50,502     $56,307     $5,120     $3,746             $3,752
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.26%(3)      1.26%       1.15%      1.15%      1.15 %(3)          2.11 %
  Gross operating expenses                    1.54%(3)      1.48%       1.50%      1.85%      1.96 %(3)          2.11 %
  Net investment income (loss)                1.48%(3)      1.21%       0.61%      0.18%     (0.33)%(3)         (0.88)%
Portfolio turnover                              45%(4)        35%         34%        40%        55 %(3)            21 %


                                                                          CLASS C
-------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS                                    FOR THE PERIOD
                                             ENDED            YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004     YEAR ENDED
                                         AUGUST 31, 2007  -----------------------------  TO FEBRUARY 29,    DECEMBER 31,
                                          (UNAUDITED)      2007        2006       2005       2004               2003

Net asset value, beginning of period        $18.92        $18.43      $20.23     $22.35     $21.52             $18.60
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.07(5)      0.08(5)     (0.01)(5)  (0.04)        --(2)           (0.07)
  Net realized and unrealized gain (loss)     0.03          1.84        0.16       0.38       0.83               4.31
                                            ------        ------      ------     ------     ------             ------
    TOTAL FROM INVESTMENT OPERATIONS          0.10          1.92        0.15       0.34       0.83               4.24
                                            ------        ------      ------     ------     ------             ------
LESS DISTRIBUTIONS
  Dividends from net investment income          --         (0.13)      (0.02)        --         --                 --
  Distributions from net realized gains      (0.27)        (1.30)      (1.93)     (2.46)        --              (1.32)
                                            ------        ------      ------     ------     ------             ------
    TOTAL DISTRIBUTIONS                      (0.27)        (1.43)      (1.95)     (2.46)        --              (1.32)
                                            ------        ------      ------     ------     ------             ------
  Payment by affiliate(6)                       --            --          --         --(2)      --                 --
                                            ------        ------      ------     ------     ------             ------
Change in net asset value                    (0.17)         0.49       (1.80)     (2.12)      0.83               2.92
                                            ------        ------      ------     ------     ------             ------
NET ASSET VALUE, END OF PERIOD              $18.75        $18.92      $18.43     $20.23     $22.35             $21.52
                                            ======        ======      ======     ======     ======             ======
Total return(1)                              0.49%(4)      10.56%       0.86%      1.68 %     3.86 %(4)         23.18 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $3,186        $3,451      $3,682     $3,516     $1,827             $1,344
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      2.01%(3)      2.02%       1.90 %     1.90 %     1.90 %(3)          3.16 %
  Gross operating expenses                    2.29%(3)      2.23%       2.34 %     2.59 %     2.72 %(3)          3.16 %
  Net investment income (loss)                0.75%(3)      0.45%      (0.07)%    (0.57)%    (1.05)%(3)         (1.81)%
Portfolio turnover                              45%(4)        35%         34 %       40 %       55 %(3)            21 %


(1)  Sales charges are not reflected in total return calculation.
(2)  Amount is less than $0.01.
(3)  Annualized.
(4)  Not annualized.
(5)  Computed using average shares outstanding.
(6)  Payment by affiliate. See Note 3 in the Notes to Financial Statements.


                       See Notes to Financial Statements

PHOENIX FOREIGN OPPORTUNITIES FUND


--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                           8/31/07
--------------------------------------------------------------------------------


As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Switzerland                                 14%
United Kingdom                              14
India                                        8
Australia                                    6
Japan                                        5
Hong Kong                                    4
Spain                                        4
Other (includes short-term investments)     45



                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2007
                                  (UNAUDITED)



                                                        SHARES        VALUE
                                                      ----------  --------------
FOREIGN COMMON STOCKS(c)--93.6%

AUSTRALIA--7.5%
Aristocrat Leisure Ltd. (Casinos & Gaming)(g) ..       1,700,483  $   19,484,672

Australia and New Zealand Banking Group
Ltd. (Diversified Banks)(g) ....................         509,340      12,085,059

BHP Billiton Ltd. (Diversified
Metals & Mining)(g) ............................         364,300      11,455,375

Rio Tinto Ltd. (Diversified
Metals & Mining)(g) ............................         164,500      12,591,085

Woolworths Ltd. (Food Retail)(g) ...............         807,363      19,770,715

WorleyParsons Ltd. (Oil & Gas
Equipment & Services) ..........................         218,421       6,900,403
                                                                  --------------
                                                                      82,287,309
                                                                  --------------
BELGIUM--3.9%
Colruyt SA (Food Retail)(g) ....................          58,780      12,538,633
InBev N.V. (Brewers)(g) ........................         363,645      29,821,585
                                                                  --------------
                                                                      42,360,218
                                                                  --------------
BRAZIL--3.6%
Banco Itau Holding Financieira SA
Sponsored ADR (Diversified Banks)(g) ...........         349,350      15,207,206

Cia Vale do Rio Doce ADR
(Diversified Metals & Mining) ..................         388,700      19,174,571

Petroleo Brasileiro SA Sponsored
ADR (Integrated Oil & Gas) .....................          90,861       5,618,844
                                                                  --------------
                                                                      40,000,621
                                                                  --------------


                                                        SHARES        VALUE
                                                      ----------  --------------
CANADA--1.5%
Canadian Natural Resources Ltd.
(Oil & Gas Exploration & Production) ...........         122,920  $    8,403,025

Power Corp. of Canada
(Life & Health Insurance) ......................         212,627       8,154,729
                                                                  --------------
                                                                      16,557,754
                                                                  --------------
FRANCE--2.6%
Air Liquide (Industrial Gases)(g) ..............          83,600      10,653,853
Total SA (Integrated Oil & Gas)(g) .............         224,580      16,902,851

Total SA Sponsored ADR
(Integrated Oil & Gas)(f) ......................          14,914       1,119,892
                                                                  --------------
                                                                      28,676,596
                                                                  --------------
GERMANY--2.7%
Deutsche Boerse AG (Specialized Finance) .......         140,300      15,481,010
Siemens AG (Industrial Conglomerates)(g) .......         112,800      14,166,075
                                                                  --------------
                                                                      29,647,085
                                                                  --------------
HONG KONG--4.9%
China Mobile Ltd. (Wireless
Telecommunication Services) ....................         872,500      11,860,625

China Mobile Ltd. Sponsored ADR
(Wireless Telecommunication Services)(g) .......         128,000       8,677,100

CNOOC Ltd. (Oil & Gas Exploration &
Production) ....................................      13,792,800      16,857,051

Jardine Matheson Holdings Ltd.
(Multi-Sector Holdings) ........................         634,165      16,488,290
                                                                  --------------
                                                                      53,883,066
                                                                  --------------

                       See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                                                        SHARES        VALUE
                                                      ----------  --------------
INDIA--4.5%
HDFC Bank Ltd. (Diversified Banks) .............         120,800  $    3,462,786
HDFC Bank Ltd. ADR (Diversified Banks)(g) ......         383,290      33,978,658

Housing Development Finance Corp.
(Consumer Finance) .............................         244,600      11,833,554
                                                                  --------------
                                                                      49,274,998
                                                                  --------------
IRELAND--1.6%
Anglo Irish Bank Corp. plc (Diversified Banks) .         925,456      17,271,615

JAPAN--6.0%
Millea Holdings, Inc. (Property &
Casualty Insurance)(g) .........................         791,500      30,623,715

Park24 Co. Ltd. (Environmental &
Facilities Services)(g) ........................       1,250,000      12,036,877

Toyota Motor Corp. (Automobile
Manufacturers)(g) ..............................         396,600      23,154,124
                                                                  --------------
                                                                      65,814,716
                                                                  --------------
MEXICO--4.3%
America Movil S.A. de C.V. ADR Series L
(Wireless Telecommunication Services) ..........         383,753      23,201,706

America Movil S.A. de C.V. Series L
(Wireless Telecommunication Services) ..........       1,321,300       3,987,972

Grupo Modelo S.A. de C.V.
Series C (Brewers)(g) ..........................       4,046,890      19,678,750
                                                                  --------------
                                                                      46,868,428
                                                                  --------------
NETHERLANDS--3.3%
Schlumberger Ltd. ADR (Oil &
Gas Equipment & Services) ......................         195,300      18,846,450

Schlumberger Ltd. (Oil & Gas
Equipment & Services) ..........................          20,000       1,953,466

TNT N.V. (Air Freight & Logistics)(g) ..........         366,210      15,464,949
                                                                  --------------
                                                                      36,264,865
                                                                  --------------
NORWAY--2.6%
Orkla ASA (Industrial Conglomerates) ...........       1,772,975      28,707,960

SOUTH AFRICA--1.3%
Remgro Ltd. (Industrial Conglomerates) .........         542,278      13,976,359

SPAIN--4.8%
Banco Santander Central Hispano S.A.
(Diversified Banks) ............................         462,505       8,442,632

Bolsas y Mercados Espanoles (Investment
Banking & Brokerage) ...........................         196,329      10,852,563


                                                        SHARES        VALUE
                                                      ----------  --------------
SPAIN--CONTINUED
Enagas S.A. (Gas Utilities)(g) .................         941,101  $   21,409,637

Red Electrica de Espana
(Electric Utilities)(g) ........................         259,433      11,669,679
                                                                  --------------
                                                                      52,374,511
                                                                  --------------
SWEDEN--4.1%
Atlas Copco AB - Class B Shares
(Industrial Machinery) .........................       1,087,000      17,176,552

Indutrade AB (Industrial Machinery) ............           2,200          53,581

Investor AB - Class B Shares
(Multi-Sector Holdings) ........................         488,400      12,001,218

Sandvik AB (Industrial Machinery) ..............         782,800      15,915,990
                                                                  --------------
                                                                      45,147,341
                                                                  --------------
SWITZERLAND--16.9%
ABB Ltd. Registered Shares
(Heavy Electrical Equipment) ...................         848,900      20,855,596

Compagnie Financiere Richemont AG
Class A (Apparel, Accessories &
Luxury Goods) ..................................         241,800      14,961,237

EFG International (Asset Management &
Custody Banks) .................................         219,417       9,710,323

Geberit AG (Building Products) .................          68,100      10,027,132
Kuehne & Nagel International AG (Marine) .......         277,986      26,030,288

Lindt & Spruengli AG (Packaged
Foods & Meats) .................................           2,912       8,821,031

Nestle S.A. Registered Shares
(Packaged Foods & Meats)(i) ....................          83,798      36,426,378

Nestle S.A. Registered Shares
(Packaged Foods & Meats)(j) ....................           6,600       2,868,972

Paris RE Holdings Ltd. (Multi-line
Insurance)(b) ..................................         218,710       5,327,106

Roche Holding AG Registered Shares
(Pharmaceuticals) ..............................         232,052      40,310,133

UBS AG Registered Shares
(Diversified Capital Markets) ..................         200,500      10,448,755
                                                                  --------------
                                                                     185,786,951
                                                                  --------------
TAIWAN--1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Semiconductors) .................       1,142,769      11,336,268

UNITED KINGDOM--16.5%
British American Tobacco plc (Tobacco) .........       1,503,426      49,864,802
Diageo plc (Distillers & Vintners) .............       1,164,114      24,856,276
HBOS plc (Diversified Banks) ...................              73           1,327
Imperial Tobacco Group plc (Tobacco) ...........         628,072      28,378,921


                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                                                      SHARES        VALUE
                                                    ----------  --------------
UNITED KINGDOM--CONTINUED
Reckitt Benckiser plc (Household Products) .....      413,791  $   22,517,958

Royal Bank of Scotland Group plc
(Diversified Banks) ............................       18,597         205,653

SABMiller plc (Brewers) ........................      632,745      17,350,509
Tesco plc (Food Retail) ........................    4,451,913      38,148,742
                                                               --------------
                                                                  181,324,188
                                                               --------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $898,144,622) .................                1,027,560,849
-----------------------------------------------------------------------------

EQUITY LINKED CERTIFICATES--5.2%

INDIA--5.2%
CLSA Financial Products Ltd. -
Bharti-Tele Ventures Strike price
..000001 Indian Rupee expiration
5/31/10 (Broadcasting & Cable TV)(b) ...........    1,820,211      39,116,334

CLSA Financial Products Ltd. -
HDFC Bank Ltd. Class A Strike price
..000001 Indian Rupee expiration
6/28/10 (Diversified Banks)(b) .................      295,685       8,461,322

JPMorgan Chase International -
HDFC Strike price .0001 Indian Rupee,
expiration date 5/25/09
(Regional Banks)(b) ............................      196,490       9,482,608
-----------------------------------------------------------------------------
TOTAL EQUITY LINKED CERTIFICATES
(IDENTIFIED COST $43,284,220) ..................                   57,060,264
-----------------------------------------------------------------------------

FOREIGN OPTIONS--0.1%

SWITZERLAND--0.1%
Roche Holdings AG - Registered
Shares Call Option exercise
price 160 CHF, expiration date
12/18/09 (Pharmaceuticals)(e) ..................          295       1,406,063
-----------------------------------------------------------------------------
TOTAL FOREIGN OPTIONS
(IDENTIFIED COST $1,610,651) ...................                    1,406,063
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.9%
(IDENTIFIED COST $943,039,493) .................                1,086,027,176
-----------------------------------------------------------------------------


                                                      SHARES        VALUE
                                                    ----------  --------------
SHORT-TERM INVESTMENTS--19.9%

MONEY MARKET MUTUAL FUNDS--18.4%
State Street Navigator Prime Plus
(5.37% seven-day effective yield)(h) ...........  202,165,000  $  202,165,000


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ----------  --------------
FEDERAL AGENCY SECURITIES(d)--1.5%
FHLB 4.20%, 9/4/07 .............................       $9,880       9,876,542
FNMA 4.26%, 9/4/07 .............................        5,840       5,837,927
                                                               --------------
                                                                   15,714,469
                                                               --------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $217,879,469)                                    217,879,469
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--118.8%
(IDENTIFIED COST $1,160,918,962) ...............                1,303,906,645(a)

Other assets and liabilities, net--(18.8)% .....                 (206,034,115)
                                                               --------------
NET ASSETS--100.0% .............................               $1,097,872,530
                                                               ==============

At August 31, 2007, the Fund had entered into forward currency contracts as follows:


                      In                                        Net Unrealized
Contracts          Exchange           Settlement                 Appreciation
to Sell               for                Date          Value    (Depreciation)
---------------  ---------------    -------------  ------------  ---------------
AUD 36,560,000    USD 29,551,448       2/29/08      $29,704,759    $(153,311)

AUD   Australian Dollar    USD   United States Dollar



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $151,370,190 and gross depreciation of $13,615,635 for federal income tax purposes. At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,166,152,090.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.
(e)  Illiquid security.
(f)  All or a portion segregated as collateral for forward currency contracts.
(g)  All or a portion of security is on loan.
(h) Represents security purchased with cash collateral received for securities on loan.
(i)  Security traded on Virt-x exchange.
(j)  Security traded on Swiss exchange.


                       See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2007
                                  (UNAUDITED)


ASSETS
Investment securities at value, including
  $196,653,596 of securities on loan
  (Identified cost $1,160,918,962)                             $1,303,906,645
Foreign currency at value (Identified cost $25,966)                    25,440
Receivables
  Investment securities sold                                       12,908,131
  Fund shares sold                                                  5,201,166
  Dividends and interest                                            1,924,634
  Tax reclaims                                                        209,116
Prepaid expenses                                                       50,657
Other assets                                                           39,296
                                                               --------------
    Total assets                                                1,324,265,085
                                                               --------------
LIABILITIES
Cash overdraft                                                              6
Payables
Investment securities purchased                                    21,280,214
Fund shares repurchased                                             1,139,168
Upon return of securities loaned                                  202,165,000
Investment advisory fee                                               620,575
Foreign capital gain taxes                                            365,920
Distribution and service fees                                         204,656
Transfer agent fee                                                    106,734
Administration fee                                                     76,949
Trustee deferred compensation plan                                     39,296
Trustees' fee                                                           3,157
Other accrued expenses                                                237,569
Unrealized depreciation on forward currency contracts                 153,311
                                                               --------------
    Total liabilities                                             226,392,555
                                                               --------------
NET ASSETS                                                     $1,097,872,530
                                                               ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $  961,069,170
Undistributed net investment income                                 3,447,781
Accumulated net realized loss                                      (9,211,421)
Net unrealized appreciation                                       142,567,000
                                                               --------------
NET ASSETS                                                     $1,097,872,530
                                                               ==============
CLASS I
Net asset value (net assets/shares outstanding)
  offering and redemption price per share                              $26.39
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization                        14,910,048
Net Assets                                                     $  393,482,802

CLASS A
Net asset value per share (net assets/shares outstanding)              $26.37
Offering price per share $26.37/(1-5.75%)                              $27.98
Shares of beneficial interest outstanding, $0.001 par
  value, unlimited authorization                                   23,070,658
Net Assets                                                     $  608,310,132

CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share                                             $26.14
Shares of beneficial interest outstanding, $0.001
  par value, unlimited authorization                                3,676,262
Net Assets                                                     $   96,079,596


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED AUGUST 31, 2007
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                         $  12,994,343
Interest                                                              1,060,217
Security lending                                                        216,006
Foreign taxes withheld                                                 (812,754)
                                                                  -------------
    Total investment income                                          13,457,812
                                                                  -------------
EXPENSES
Investment advisory fee                                               3,908,217
Service fees, Class A                                                   647,616
Distribution and service fees, Class C                                  374,724
Administration fee                                                      415,024
Transfer agent                                                          452,590
Custodian                                                               244,674
Printing                                                                133,735
Professional                                                             58,272
Registration                                                             44,799
Trustees                                                                 37,492
Miscellaneous                                                            45,019
                                                                  -------------
    Total expenses                                                    6,362,162
Less expenses reimbursed by investment adviser                         (229,525)
Custodian fees paid indirectly                                           (3,038)
                                                                  -------------
    Net expenses                                                      6,129,599
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                          7,328,213
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               4,449,925
Net realized gain (loss) on foreign currency transactions            (7,051,889)
Net change in unrealized appreciation (depreciation)
  on investments                                                     21,928,527
Net change in unrealized appreciation (depreciation) on foreign
  currency translation                                                1,306,050
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       20,632,613
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $  27,960,826
                                                                  =============

                       See Notes to Financial Statements
12

Phoenix Foreign Opportunities Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Six Months
                                                                      Ended
                                                                  August 31, 2007          Year Ended
                                                                    (Unaudited)         February 28, 2007
                                                                  --------------       -------------------
FROM OPERATIONS
  Net investment income (loss)                                    $    7,328,213           $  2,051,330
  Net realized gain (loss)                                            (2,601,964)            21,656,467
  Net change in unrealized appreciation (depreciation)                23,234,577             21,288,542
                                                                  --------------           ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         27,960,826             44,996,339
                                                                  --------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class I                                      (1,016,176)              (499,259)
  Net investment income, Class A                                      (1,281,185)            (1,512,542)
  Net investment income, Class C                                        (120,389)               (45,520)
  Net realized short-term gains, Class I                                (151,668)              (249,367)
  Net realized short-term gains, Class A                                (217,170)              (800,360)
  Net realized short-term gains, Class C                                 (30,858)               (56,216)
  Net realized long-term gains, Class I                                 (394,337)            (1,109,596)
  Net realized long-term gains, Class A                                 (564,641)            (4,376,890)
  Net realized long-term gains, Class C                                  (80,231)              (388,207)
                                                                  --------------           ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS           (3,856,655)            (9,037,957)
                                                                  --------------           ------------
FROM SHARE TRANSACTIONS
CLASS I
  Proceeds from shares sold (1,840,899 and 1,408,560 shares,
    respectively)                                                     48,855,299             34,448,164
  Net asset value of shares issued from reinvestment of
    distributions (40,959 and 46,128 shares, respectively)             1,104,681              1,064,555
  Proceeds from shares issued in conjunction with Plan of
    Reorganization (11,023,788 and 2,113,337 shares,
    respectively) (See Note 10)                                      290,635,894             46,590,175
  Cost of shares repurchased (1,353,682 and 209,941 shares,
    respectively)                                                    (36,007,552)            (4,936,648)
                                                                  --------------           ------------
Total                                                                304,588,322             77,166,246
                                                                  --------------           ------------
CLASS A
  Proceeds from shares sold (10,821,128 and 9,887,380 shares,
    respectively)                                                    287,538,008            239,920,974
  Net asset value of shares issued from reinvestment of
    distributions (66,599 and 270,015 shares, respectively)            1,795,542              6,284,602
  Proceeds from shares issued in conjunction with Plan of
    Reorganization (145,171 and 574,941 shares, respectively)
    (See Note 10)                                                      3,821,481             12,673,037
  Cost of shares repurchased (2,396,005 and 2,306,245 shares,
    respectively)                                                    (62,794,682)           (54,482,190)
                                                                  --------------           ------------
Total                                                                230,360,349            204,396,423
                                                                  --------------           ------------
CLASS C
  Proceeds from shares sold (2,002,092 and 1,512,251 shares,
    respectively)                                                     52,613,190             36,932,314
  Net asset value of shares issued from reinvestment of
    distributions (5,223 and 15,001 shares, respectively)                139,785                344,090
  Proceeds from shares issued in conjunction with Plan of
    Reorganization (7,555 and 66,354 shares, respectively)
    (See Note 10)                                                        197,797              1,457,044
  Cost of shares repurchased (155,455 and 57,864 shares,
    respectively)                                                     (4,045,630)            (1,350,669)
                                                                  --------------           ------------
Total                                                                 48,905,142             37,382,779
                                                                  --------------           ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS          583,853,813            318,945,448
                                                                  --------------           ------------
  NET INCREASE (DECREASE) IN NET ASSETS                              607,957,984            354,903,830

NET ASSETS
  Beginning of period                                                489,914,546            135,010,716
                                                                  --------------           ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
    OF $3,447,781 AND $(1,462,682), RESPECTIVELY)                 $1,097,872,530           $489,914,546
                                                                  ==============           ============

                       See Notes to Financial Statements

Phoenix Foreign Opportunities Fund




                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                       CLASS I
                                        ----------------------------------------
                                             SIX MONTHS
                                                ENDED       FROM INCEPTION
                                           AUGUST 31, 2007   MAY 15, 2006 TO
                                             (UNAUDITED)    FEBRUARY 28, 2007

Net asset value, beginning of period            $25.00          $22.54
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(6)                 0.24            0.13
  Net realized and unrealized gain (loss)         1.26            3.14
                                                ------          ------
    TOTAL FROM INVESTMENT OPERATIONS              1.50            3.27
                                                ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.07)          (0.22)
  Distributions from net realized gains          (0.04)          (0.59)
                                                ------          ------
    TOTAL DISTRIBUTIONS                          (0.11)          (0.81)
                                                ------          ------
Change in net asset value                         1.39            2.46
                                                ------          ------
NET ASSET VALUE, END OF PERIOD                  $26.39          $25.00
                                                ======          ======
Total return                                      5.96%(5)       14.84%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $393,483         $83,938

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          1.12%(4)        1.13%(4)
  Gross operating expenses                        1.16%(4)        1.17%(4)
  Net investment income (loss)                    1.75%(4)        0.71%(4)
Portfolio turnover                                  40%(5)          57%(5)

                                                                          CLASS A
                                        ---------------------------------------------------------------------------------
                                           SIX MONTHS                                    FOR THE PERIOD
                                             ENDED            YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004     YEAR ENDED
                                         AUGUST 31, 2007  -----------------------------  TO FEBRUARY 29,    DECEMBER 31,
                                          (UNAUDITED)      2007        2006       2005       2004               2003

Net asset value, beginning of period        $25.00        $21.47      $19.02      $15.47     $14.84           $11.86
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.22(6)       0.21(6)     0.17(6)     0.16      (0.03)            0.12
  Net realized and unrealized gain (loss)     1.25          4.08        3.85        3.81       0.66             3.39
                                            ------        ------      ------      ------     ------           ------
    TOTAL FROM INVESTMENT OPERATIONS          1.47          4.29        4.02        3.97       0.63             3.51
                                            ------        ------      ------      ------     ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.06)        (0.17)      (0.22)      (0.16)        --            (0.06)
  Distributions from net realized gains      (0.04)        (0.59)      (1.35)      (0.26)        --            (0.43)
  Tax return of capital                         --            --          --          --         --            (0.06)
                                            ------        ------      ------      ------     ------           ------
    TOTAL DISTRIBUTIONS                      (0.10)        (0.76)      (1.57)      (0.42)        --            (0.55)
                                            ------        ------      ------      ------     ------           ------
  Payment by affiliate(3)                       --            --          --          --(2)      --             0.02
                                            ------        ------      ------      ------     ------           ------
Change in net asset value                     1.37          3.53        2.45        3.55       0.63             2.98
                                            ------        ------      ------      ------     ------           ------
NET ASSET VALUE, END OF PERIOD              $26.37        $25.00      $21.47      $19.02     $15.47           $14.84
                                            ======        ======      ======      ======     ======           ======
Total return(1)                               5.85%(5)     20.39%      21.82%      26.15%(3)   4.25%(5)        30.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $608,310      $360,822    $128,991      $2,714     $1,482           $1,473

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.36%(4)      1.37%       1.25%       1.25%      1.25%(4)        2.87%
  Gross operating expenses                    1.41%(4)      1.43%       1.62%       2.10%      2.63%(4)        3.21%
  Net investment income (loss)                1.62%(4)      0.88%       0.85%       1.50%      0.18%(4)        0.11%
Portfolio turnover                              40%(5)        57%         52%         32%        41%(4)          65%


(1)  Sales charges are not reflected in total return calculation.
(2)  Amount is less than $0.01.
(3)  Payment by affiliate. See Note 3 in the Notes to Financial Statements.
(4)  Annualized.
(5)  Not annualized.
(6)  Computed using average shares outstanding.


                       See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS C
                                        ---------------------------------------------------------------------------------
                                           SIX MONTHS                                    FOR THE PERIOD    FROM INCEPTION
                                             ENDED            YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004  OCTOBER 10, 2003
                                         AUGUST 31, 2007  -----------------------------  TO FEBRUARY 29,   TO DECEMBER 31,
                                          (UNAUDITED)      2007        2006       2005       2004               2003
Net asset value, beginning of period        $24.85        $21.41      $19.11      $15.55     $14.95           $13.91
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.11(6)      (0.01)(6)   (0.06)(6)    0.01      (0.06)            0.11
  Net realized and unrealized gain (loss)     1.26          4.11        3.92        3.84       0.66             1.34
                                            ------        ------      ------      ------     ------           ------
    TOTAL FROM INVESTMENT OPERATIONS          1.37          4.10        3.86        3.85       0.60             1.45
                                            ------        ------      ------      ------     ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.04)        (0.07)      (0.21)      (0.03)        --               --
  Distributions from net realized gains      (0.04)        (0.59)      (1.35)      (0.26)        --            (0.43)
                                            ------        ------      ------      ------     ------           ------
    TOTAL DISTRIBUTIONS                      (0.08)        (0.66)      (1.56)      (0.29)        --            (0.43)
                                            ------        ------      ------      ------     ------           ------
  Payment by affiliate(3)                       --            --          --          --(2)      --             0.02
                                            ------        ------      ------      ------     ------           ------
Change in net asset value                     1.29          3.44        2.30        3.56       0.60             1.04
                                            ------        ------      ------      ------     ------           ------
NET ASSET VALUE, END OF PERIOD              $26.14        $24.85      $21.41      $19.11     $15.55           $14.95
                                            ======        ======      ======      ======     ======           ======
Total return(1)                               5.49%(5)     19.46 %     20.96 %     25.21%(3)   4.01 %(5)       10.71 %(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $96,080       $45,154      $6,019         $39        $12              $11
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      2.12%(4)      2.13 %      2.00 %      2.00%      2.00 %(4)        1.92 %(4)
  Gross operating expenses                    2.17%(4)      2.17 %      2.35 %      2.86%(4)   3.38 %(4)
  Net investment income (loss)                0.82%(4)     (0.06)%     (0.29)%      0.76%     (1.05)%(4)       (0.14)%(4)
Portfolio turnover                             40% (5)        57 %        52 %        32%        41 %(4)          65 %(4)


(1)  Sales charges are not reflected in total return calculation.
(2)  Amount is less than $0.01.
(3)  Payment by affiliate. See Note 3 in the Notes to Financial Statements.
(4)  Annualized.
(5)  Not annualized.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (UNAUDITED)


1. ORGANIZATION
     Phoenix Adviser Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

     Currently, two Funds are offered for sale (each a "Fund"). The Phoenix Focused Value Fund ("Focused Value Fund") is non-diversified and seeks long-term
capital   appreciation.   The  Phoenix  Foreign   Opportunities  Fund  ("Foreign
Opportunities Fund") is diversified and seeks long-term capital appreciation.

     The Funds offer the following classes of shares for sale:

                                 Class A    Class C    Class I
                                ---------  ---------  ---------
Focused Value Fund .............    X       X            --
Foreign Opportunities Fund .....    X       X             X

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (UNAUDITED) (CONTINUED)


     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN48, and has concluded that no provision for income tax is required in the Funds' financial statements.

D. DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
     Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. OPTIONS:

     Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     Certain Funds may purchase options which are included in the Trust's Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

J. EQUITY LINKED CERTIFICATES:

     Each Fund may invest in Equity Linked Certificates. The Fund purchases the certificates ("notes") from a broker, who in turn purchases shares in the local market and issues a call note hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the note redeemed with the proceeds. Each note represents one share of the underlying stocks; therefore, the price, performance and liquidity of the note are all directly linked to the underlying stock. The notes can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker.

K. SECURITIES LENDING:

     The Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     As of August 31, 2007, the Foreign Opportunities Fund had securities on loan with a market value of $196,653,596 and held non-cash collateral of $907,390 and cash collateral of $202,165,000.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to the Trust, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Focused Value Fund ........................       0.75%
Foreign Opportunities Fund ................       0.85%

     Vontobel Asset Management, Inc. ("Vontobel") is the subadviser to the Funds.

     The Adviser has contractually agreed to limit total Fund operating expenses, (excluding interest, taxes, and extraordinary expenses), through June 30, 2008, so that such expenses do not exceed the following percentages of the average annual net asset values of each Fund:

                                        Class A     Class C      Class I
                                        -------     -------      -------
Focused Value Fund ...................   1.25%       2.00%          --
Foreign Opportunities Fund ...........   1.35%       2.10%        1.10%

     Effective August 23, 2007, the adviser may recapture operating expenses waived or reimbursed under this arrangement, within three years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations.

     As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six months (the "period") ended August 31, 2007, as follows:

                                     Class A        Class A          Class C
                                   Net Selling      Deferred        Deferred
                                   Commissions    Sales Charges   Sales Charges
                                  -------------   -------------   -------------
Focused Value Fund .............     $  1,513         $ --          $    11
Foreign Opportunities Fund .....      119,527           89           18,510


     In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares do not pay distribution and/or service fees.

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and the Phoenix Edge Series Fund. For the period ended August 31, 2007, the Trust incurred administration fees totaling $438,625.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the year ended August 31, 2007, transfer agent fees were $515,731 as reported in the Statements of Operations.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (UNAUDITED) (CONTINUED)


     At August 31, 2007, PNX and its affiliates and Phoenix affiliated Funds held shares, which aggregated the following:

                                                        Aggregate
                                                        Net Asset
                                           Shares         Value
                                        ------------   ------------
Foreign Opportunities Fund
   Class A ...........................    455,377      $12,008,291
   Class C ...........................      4,888          127,772

     During the fiscal year ended February 28, 2005, Janus Services, former adviser to the funds, reimbursed the Focused Value Fund - Investor Shares $585 and International Equity Fund - Investor Shares $1,210, as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than 0.01% for the Foreign Opportunities Fund and had no impact on the Focused Value Fund.

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at August 31, 2007.

4. PURCHASES AND SALES OF SECURITIES
     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, options, and forward currency contracts) during the period ended August 31, 2007, were as follows:

                                         Purchases         Sales
                                        ------------   ------------
Focused Value Fund ...................  $ 21,915,478    $ 24,642,684
Foreign Opportunities Fund ...........   649,919,478     346,660,645

     There were no purchases or sales of long-term U.S. Government and agency securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At August 31, 2007, the Focused Value Fund held securities issued by various companies in the Consumer Staples sector comprising 45% of the net assets of the Fund.

6. ILLIQUID SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

7. 10% SHAREHOLDERS
     As of August 31, 2007, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

                                            % of Shares         Number of
                                            Outstanding         Accounts
                                           ------------        ----------
Focused Value Fund* ..................          38%                 2

The shareholders are not affiliated with PNX.
  * 1 account representing 14.01% of the shares outstanding are held by Bank Vontobel Holding AG, an affiliate of Vontobel Holding AG, which wholly owns Vontobel Asset Management, Inc., the Subadviser to the Trust.

8. REGULATORY EXAMS
     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

     The Company does not believe that the outcome of these matters will be material to these financial statements.

9. INDEMNIFICATIONS
     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10. PLANS OF REORGANIZATION
     On April 13, 2007, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Insight International Fund ("International Fund") of the Phoenix Insight Funds Trust pursuant to an Agreement and Plan of Reorganization approved by the International Fund's Board of Trustees on March 30, 2007. The acquisition was accomplished by a tax-free exchange of 11,023,788 Class I shares, 145,171 Class A shares, and 7,555 Class C shares of the Foreign Opportunities Fund outstanding on April 13, 2007 (valued at $290,635,894, $3,821,481 and $197,797, respectively) for 15,422,914 Class I shares, 211,994
Class A shares, and 11,002 Class C shares of the International Fund outstanding on April 13, 2007. The International Fund had net assets on that date of $294,655,171 including $53,472,451 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $885,262,824. The shareholders of each Class of the International Fund received for each share owned approximately 0.71, 0.68 and 0.69 share, respectively, for Class I, Class A, and Class C shares of the same class of the Foreign Opportunities Fund.

     On May 22, 2006, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Overseas Fund ("Overseas Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Overseas Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,113,337 Class I (f/k/a Class X) shares, 574,941 Class A shares, and 66,354 Class C shares of the Foreign Opportunities Fund outstanding on May 19, 2006 (valued at $46,590,175, $12,673,037 and $1,457,044, respectively) for 3,026,931 Class I (f/k/a Class X) shares, 788,867 Class A shares, 38,630 Class B shares and 95,679 Class C shares of the Overseas Fund outstanding on May 19, 2006. The Overseas Fund had net assets on that date of $60,720,256 including $17,640,290 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $208,971,708. The shareholders of each Class of the Overseas Fund received for each share owned approximately 0.70, 0.69 and 0.69 share, respectively, for Class I (f/k/a Class
X), Class A, and Class C shares of the same class of the Foreign Opportunities Fund. At the time of the merger all Class B shares of the Overseas Fund were converted to Class A shares. As a result each Class B shareholder of Overseas Fund received 0.69 of Class A shares of the Foreign Opportunities Fund.

11. FEDERAL INCOME TAX INFORMATION
     The Funds have capital loss carryovers, which may be used to offset future capital gains:
                                                   Expiration Year
                                      ------------------------------------------
                                          2009          2010           Total
                                      -------------  ----------    -------------

Foreign Opportunities Fund(1) ......  $2,598,305     $5,127,117     $7,725,422

     (1) Utilization of this capital loss carryover is subject to annual limitations.

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

12. SUBSEQUENT EVENT
     Effective September 24, 2007, the Phoenix Foreign Opportunities Fund, a Fund of Phoenix Adviser Trust (a "Predecessor Fund"), will be reorganized into the Phoenix Foreign Opportunities Fund, a Fund of the Phoenix Opportunities Trust (a "Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management team will be the same as those of the Predecessor Fund.

PHOENIX ADVISER TRUST                             INVESTMENT ADVISER
101 Munson Street                                 Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                         56 Prospect Street
                                                  Hartford, CT 06115-0480

TRUSTEES                                          PRINCIPAL UNDERWRITER
George R. Aylward                                 Phoenix Equity Planning Corporation
E. Virgil Conway                                  One American Row
Harry Dalzell-Payne                               Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.                                  TRANSFER AGENT
Marilyn E. LaMarche                               Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                    One American Row
Geraldine M. McNamara                             Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                               CUSTODIAN
Ferdinand L.J. Verdonck                           State Street Bank and Trust Company
                                                  P.O. Box 5501
OFFICERS                                          Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President         HOW TO CONTACT US
Marc Baltuch, Vice President and Chief            Mutual Fund Services          1-800-243-1574
  Compliance Officer                              Advisor Consulting Group      1-800-243-4361
W. Patrick Bradley, Chief Financial Officer       Telephone Orders              1-800-367-5877
  and Treasurer                                   Text Telephone                1-800-243-1926
Kevin J. Carr, Vice President, Counsel,           Website                       PHOENIXFUNDS.COM
  Secretary and Chief Legal Officer


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

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

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


     [LOGO OMITTED]                                           -----------------
        PHOENIX                                                   PRESORTED
                                                                  STANDARD
     Phoenix Equity Planning Corporation                        U.S. POSTAGE
     P.O. Box 150480                                                PAID
     Hartford, CT 06115-0480                                    Lancaster, PA
                                                               Permit No. 1793
                                                              -----------------








For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.








PXP4298                                                                    10-07
BPD32930

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Adviser Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              November 8, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              November 8, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              November 8, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.